CONVERTIBLE NOTES (Details 4)	12 Months Ended
Dec. 31, 2023 USD ($)
Convertible Notes
Principal converted into stock	$ 6,990,269
Principal converted into conversions payable	6,470,540
Cash Payments	1,025,423
Total Principal Settled	$ 14,486,232